Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available for sale
Assets
Transfers from Level 1 to Level 2	$ 2,231	$ 162
Transfers from Level 2 to Level 1	11,173	1,314
Trading assets
Assets
Transfers from Level 1 to Level 2	1,507	1,614
Transfers from Level 2 to Level 1	1,384	0
Financial assets designated at fair value
Assets
Transfers from Level 1 to Level 2	0	122
Transfers from Level 2 to Level 1	0	0
Derivatives
Assets
Transfers from Level 1 to Level 2	0	465
Transfers from Level 2 to Level 1	0	0
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	35	2,699
Transfers from Level 2 to Level 1	683	341
Financial liabilities designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	209
Transfers from Level 2 to Level 1	$ 0	$ 0